UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                              ----------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
   This Amendment (Check only one):    [ ]    is a restatement.
                                       [ ]    adds new holdings entries.
Investment Manager Filing this Report:

Name:       Stevenson Capital Management
            ------------------------------
Address:    2420 Sand Hill Road, Suite 101
            ------------------------------
            Menlo Park, CA 94025
            ------------------------------


Form 13F File Number:  28-03429
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Walter R. Stevenson
Title:              Proprietor
Phone:              650/854-6210

Signature, Place, and Date of Signing:

/s/ Walter R. Stevenson                          Menlo Park, CA    July 18, 2000
--------------------------------------------------------------------------------
       [Signature]                               [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                      -----------

Form 13F Information Table Entry Total:                       201
                                                      -----------

Form 13F Information Table Value Total:              $    171,841
                                                      -----------
                                                      (thousands)

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

NONE



                                                    STEVENSON CAPITAL MANAGEMENT


                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
3Com Corp                                885535104          2956        51300           Sole                   Sole
3M Company                   COM         604059105           116         1400           Sole                   Sole
AMB Property Corp.           COM         00163T109            23         1000           Sole                   Sole
AT&T Corp.                   COM         001957109          1900        60077           Sole                   Sole
Abbott Labs                  COM         002824100          1194        26800           Sole                   Sole
Adobe Systems                COM         00724F101           260         2000           Sole                   Sole
Agilent Technologies, Inc    COM         00846u101           469         6361           Sole                   Sole
All American Semiconductor   COM         016557100            11          600           Sole                   Sole
Alliant Energy Corp          COM         018802108           213         8190           Sole                   Sole
Allstate Corp.               COM         020002101          1342        60300           Sole                   Sole
America Online               COM         02364J104           295         5600           Sole                   Sole
American General Corp        COM         026351106            61         1000           Sole                   Sole
American Home Products       COM         026609107           303         5165           Sole                   Sole
American International Group COM         026874107          4474        38080           Sole                   Sole
Apple Computer Inc.          COM         037833100           105         2000           Sole                   Sole
Applied Materials            COM         038222105           363         4000           Sole                   Sole
Archer-Daniels Midland Co.   COM         039483102           362        36850           Sole                   Sole
Asia Tigers Fund Inc.        COM         04516T105           144        16000           Sole                   Sole
Assoc. First Cap. Corp.      COM         046008108          1330        59626           Sole                   Sole
BP Amoco P L C Sponsored ADR COM         055622104           359         6348           Sole                   Sole
BRE Properties               COM         05564E106          2492        86300           Sole                   Sole
Ballard Power Systems        COM         05858H104             9          100           Sole                   Sole
Banc One Corp                COM         059438101           173         6500           Sole                   Sole
Bank of America Corp         COM         066050105           578        13453           Sole                   Sole
Bell Atlantic Corp.          COM         077853109           101         1978           Sole                   Sole
Bell South Corp.             COM         079860102            65         1530           Sole                   Sole
Benson Petroleum Ltd.        COM         08261D106            29        25000           Sole                   Sole
Berkshire Hathaway Class B   COM         084670207            88           50           Sole                   Sole
Berkshire Hthwy Class A      COM         084670108           161           30           Sole                   Sole
Boeing Co.                   COM         097023105           510        12200           Sole                   Sole
Boston Scientific Corp       COM         101137107            22         1000           Sole                   Sole
Bristol Myers                COM         09247U107          2768        47520           Sole                   Sole
Burlington Resources         COM         122014103            38         1000           Sole                   Sole
CIGNA Corp.                  COM         125509109           309         3300           Sole                   Sole
CT Holdings Inc.             COM         12643y103            21        15000           Sole                   Sole
Cable & Wireless Hkt Spons A COM         126828102           194         9000           Sole                   Sole
Cadence Design Systems       COM         127387108             1           40           Sole                   Sole
Caterpillar Inc.             COM         149123101            11          336           Sole                   Sole
Cendant Corp.                COM         151313103          1008        72000           Sole                   Sole
Chalone Wine Group Ltd.      COM         157639105             1          100           Sole                   Sole
Chase Manhattan Bank         COM         16161A108           774        16800           Sole                   Sole
Chevron Corp.                COM         166751107           515         6075           Sole                   Sole
Cirrus Logic Inc.            COM         172755100            50         3100           Sole                   Sole
Cisco Systems Inc.           COM         17275R102          3146        49500           Sole                   Sole
Citigroup Inc.               COM         173034109          1066        17700           Sole                   Sole
Clorox Co.                   COM         189054109           365         8140           Sole                   Sole
Coastcast Corp               COM         19057T108            37         2100           Sole                   Sole
Collectors Universe          COM         19421r101            24         8000           Sole                   Sole
Comerica Inc.                COM         200340107            61         1350           Sole                   Sole
Compaq Computer              COM         204493100          1917        75000           Sole                   Sole
Computer Assoc Intl, Inc.    COM         204912109            90         1750           Sole                   Sole
Compuware Corp               COM         205638109           877        84500           Sole                   Sole
Daimler-Chrysler             COM         D1668R123           192         3685           Sole                   Sole
Darden Restaurants Inc.      COM         237194105            81         5000           Sole                   Sole
Dell Computer Corp.          COM         247025109          1110        22500           Sole                   Sole
Deltic Timber Corp.          COM         247850100            32         1500           Sole                   Sole
Dot Hill Systems Corp        COM         25848t109            44         4000           Sole                   Sole
Duff&Phelps Utils Inc Com    COM         264324104            19         2020           Sole                   Sole
Duke Energy                  COM         264399106          2096        37175           Sole                   Sole
E M C Corp Mass Com          COM         268648102           145         1880           Sole                   Sole
Edison International         COM         281020107           360        17540           Sole                   Sole
Elan Plc Adr                 COM         284131208            97         2000           Sole                   Sole
Emerging Mrkts Infrastruc Fu COM         290921105            71         6000           Sole                   Sole
Emerson Elec                 COM         291011104           261         4315           Sole                   Sole
Ennis Business Forms Inc.    COM         293389102           336        42000           Sole                   Sole
Enron Corp                   COM         293561106           253         3930           Sole                   Sole
European Warrant Fund Inc.   COM         298792102           102         7000           Sole                   Sole
Exxon Mobil Corp             COM         30231g102          3589        45725           Sole                   Sole
Fairfield Communities Inc.   COM         304231301            19         2406           Sole                   Sole
Fannie Mae                   COM         313586109          3558        68175           Sole                   Sole
Farmers & Merchants Com      COM         308243104            44          208           Sole                   Sole
Farmers & Merchants Bank Of  COM         308035104           375          200           Sole                   Sole
Federal Realty Investment Tr COM         313747206           540        27000           Sole                   Sole
First National Bank Of Ancho COM         322387101            92          100           Sole                   Sole
Ford Motor Co.               COM         345370100          2645        61500           Sole                   Sole
Fortune Brands Inc.          COM         349631101             4          170           Sole                   Sole
Foundation Health Systems A  COM         350404109            10          780           Sole                   Sole
Franchise Finance Corp of Am COM         351807102           920        40000           Sole                   Sole
Freddie Mac Voting Shs       COM         313400301           162         4000           Sole                   Sole
GTE Corp.                    COM         362320103          3312        53200           Sole                   Sole
Gables Residential Trust     COM         362418105             8          300           Sole                   Sole
General Electric Co.         COM         369604103          5153        97230           Sole                   Sole
General Mills Inc.           COM         370334104           275         7200           Sole                   Sole
Gillette                     COM         375766102          1974        56500           Sole                   Sole
Glaxo Wellcome Plc Adr       COM         37733W105            87         1500           Sole                   Sole
Golden West Financial        COM         381317106            86         2100           Sole                   Sole
Grace W R & Co Del New Com   COM         38388f108            12         1000           Sole                   Sole
H&Q Healthcare Investors     COM         404052102           154         5000           Sole                   Sole
HCA - The HealthCare Company COM         404119109            46         1500           Sole                   Sole
Halliburton Co.              COM         406216101          1194        25300           Sole                   Sole
Healthcare Realty Trust      COM         421946104          1196        70100           Sole                   Sole
Heinz H J Co Com             COM         423074103            54         1239           Sole                   Sole
Hewlett Packard Co.          COM         428236103          2085        16700           Sole                   Sole
I C N Pharmaceuticals Inc.   COM         448924100            56         2000           Sole                   Sole
ICG Communications Inc.      COM         449246107            38         1725           Sole                   Sole
INSCI Corp                   COM         45765T106            17         5000           Sole                   Sole
Informix Corp.               COM         456779107            37         5000           Sole                   Sole
Innkeepers USA Trust-SBI     COM         4576J0104          1429       156600           Sole                   Sole
Int'l House Of Pancakes      COM         449623107            50         3000           Sole                   Sole
Integrated Silicon Solutions COM         45812P107            95         2500           Sole                   Sole
Intel Corp.                  COM         458140100          9866        73800           Sole                   Sole
Interleukin Genetics Inc     COM         458738101            23         5000           Sole                   Sole
International Business Machi COM         459200101          6267        57200           Sole                   Sole
J. P. Morgan & Co.           COM         616880100           308         2800           Sole                   Sole
John Hancock Bank & Thrift O COM         409735107          3466       518300           Sole                   Sole
Johnson & Johnson            COM         478160104          3606        35400           Sole                   Sole
Kimberly Clark               COM         494368103           124         2155           Sole                   Sole
LSI Logic Corp.              COM         502161102            87         1600           Sole                   Sole
Latin America Equity Fund In.COM         51827T100           143        11000           Sole                   Sole
Lee Enterprises Inc.         COM         523768109            23         1000           Sole                   Sole
Lehman Bros. Holding         COM         524908100          1428        15100           Sole                   Sole
Lilly Eli & Co.              COM         532457108            40          400           Sole                   Sole
Lockheed Martin Corp.        COM         539830109           107         4300           Sole                   Sole
Lucent Technologies Inc      COM         549463107           418         7058           Sole                   Sole
Mariner Post-Acute Ntwrk     COM         568459101             1         6500           Sole                   Sole
Marsh & Mclennan             COM         571748102           136         1300           Sole                   Sole
Mattel Inc.                  COM         577081102           224        17000           Sole                   Sole
McGraw Hill Cos Inc Com      COM         58045109              8          150           Sole                   Sole
McKesson HBOC Inc            COM         58155Q103            34         1600           Sole                   Sole
Mcdonalds Corp.              COM         580135101           283         8600           Sole                   Sole
MediaOne Group Inc.          COM         58440J104             4           60           Sole                   Sole
Merck & Co.                  COM         589331107           257         3350           Sole                   Sole
Merrill Lynch & Co.          COM         590188108          3025        26300           Sole                   Sole
Microsoft Corp.              COM         594918104          2856        35700           Sole                   Sole
NASDAQ 100 Trust SR I        COM         631100104          5424        58200           Sole                   Sole
NCI Building Systems         COM         628852105           182         9000           Sole                   Sole
Nestles Sa                   COM         641069406            80          800           Sole                   Sole
New Century Energies Inc.    COM         64352U103            30         1000           Sole                   Sole
New Plan Excel Realty Trust  COM         648053106          2932       225500           Sole                   Sole
Nordstrom, Inc.              COM         65473e105            36         1500           Sole                   Sole
Nortel Networks Corporation  COM         656569100           266         3900           Sole                   Sole
Northern States Power        COM         665772109           701        34700           Sole                   Sole
Novell Inc.                  COM         670006105            23         2500           Sole                   Sole
Ocean Energy Inc Tex (New)   COM         67481e106            71         5000           Sole                   Sole
Olympiad Corp                COM         681567202             0         2000           Sole                   Sole
Oracle Systems               COM         68389X105          1059        12600           Sole                   Sole
Oxford Health Plans New      COM         691471106           191         8000           Sole                   Sole
Pacific Gas & Electric       COM         69331C108           135         5475           Sole                   Sole
Pfizer Inc.                  COM         717081103          1978        41200           Sole                   Sole
Pharmaceutical Prod Dev      COM         717124101            21         1000           Sole                   Sole
Pharmacia Corporation        COM         716941109           255         4938           Sole                   Sole
Philip Morris Cos.           COM         718154107           133         5000           Sole                   Sole
PhyCor Inc                   COM         71940f100             0          300           Sole                   Sole
Premier Laser Systems        COM         740522107             0         1000           Sole                   Sole
Proctor & Gamble             COM         742718109           435         7600           Sole                   Sole
Raymond James Financial      COM         754730109            41         1800           Sole                   Sole
Raytel Medical Corp          COM         755107109            57        32300           Sole                   Sole
Raytheon Co. Cl A            COM         755111309            58         3000           Sole                   Sole
Regions Financial Corp       COM         758940100            37         1860           Sole                   Sole
Ross Stores Inc              COM         778296103          1957       114700           Sole                   Sole
Royal Dutch Shell            COM         780857804           560         9095           Sole                   Sole
Royce Focus Trust Inc        COM         78080N108           854       174000           Sole                   Sole
Royce Value Trust Inc        COM         780910105          2043       150636           Sole                   Sole
S & P 500 Spiders            COM         78462F103          7148        49200           Sole                   Sole
SBC Communications, Inc.     COM         78387G103           173         4004           Sole                   Sole
SLM Holding Corp.            COM         78442A109           157         4200           Sole                   Sole
Sara Lee Corp.               COM         803111103             2          100           Sole                   Sole
Schlumberger Ltd.            COM         806857108          2582        34600           Sole                   Sole
Scientific Atlanta Inc.      COM         808655104          1192        16000           Sole                   Sole
Sealed Air Corp New          COM         81211k100            28          536           Sole                   Sole
Sempra Energy                COM         816851109           153         9000           Sole                   Sole
Southern Co.                 COM         842587107           245        10500           Sole                   Sole
Spieker Properties Inc       COM         848497103             5          100           Sole                   Sole
St. Joe Corp.                COM         790148100           186         6200           Sole                   Sole
Staar Surgical Co            COM         852312305            28         2500           Sole                   Sole
Stanton Island Corp          COM         857550107           159         9000           Sole                   Sole
Steelcase Inc.               COM         858155203            17         1000           Sole                   Sole
Sun Microsystems             COM         866810104           546         6000           Sole                   Sole
Sybase, Inc.                 COM         871130100            23         1000           Sole                   Sole
Teco Energy                  COM         872375100           441        22000           Sole                   Sole
Templeton Dragon Fund        COM         88018T101           595        69000           Sole                   Sole
Time Warner                  COM         887315109          1596        21000           Sole                   Sole
Tyco Intl Ltd New Com        COM         902124106            26          542           Sole                   Sole
U.S. Diagnostic Inc Eff      COM         90328Q108             1         1000           Sole                   Sole
Unisys                       COM         909214108            87         6000           Sole                   Sole
Unumprovident Corp Com       COM         91529y106          2006       100000           Sole                   Sole
Utah Medical Inc             COM         917488108           497        73000           Sole                   Sole
VISX Inc                     COM         92844s105            28         1000           Sole                   Sole
Vishay Intertechnology       COM         928298108            21          555           Sole                   Sole
Visteon Corp                 COM         92839u107            97         8021           Sole                   Sole
Vodafone Airtouch PLC Sponso COM         92857t107           142         3415           Sole                   Sole
Wal-Mart Stores Inc.         COM         931142103           605        10500           Sole                   Sole
Walt Disney Co.              COM         254687106          2573        66300           Sole                   Sole
Washington Mututal, Inc.     COM         939322103          5968       206700           Sole                   Sole
Washington Real Estate Inv T COM         939653101           701        39200           Sole                   Sole
Waste Management Inc         COM         94106l109          2782       146419           Sole                   Sole
Western Properties Trust     COM         959261108             6          500           Sole                   Sole
Williams Cos Inc Del Com     COM         969457100            29          700           Sole                   Sole
WorldCom, Inc                COM         98157d106          2727        59450           Sole                   Sole
Wyndam International Inc     COM         983101106            25        10000           Sole                   Sole
Xerox Corporation            COM         984121103          1772        85400           Sole                   Sole
Innkeepers USA Trust 8.625%  COM         4576j0302          1129        68400           Sole                   Sole
Sealed Air Corp PFD Cum Ser  COM         81211k209            24          475           Sole                   Sole
Blackrock Calif. Muni Fund   COM         09247U107           111         8300           Sole                   Sole
Greenwich St. Calif. Muni    COM         397009101          2900       249500           Sole                   Sole
Hyperion Term 2005           COM         448918102          2504       318000           Sole                   Sole
Pilgrim Fd Prime Rate Tr     COM         720906106          2148       242000           Sole                   Sole
Pimco Commercial Mortgage    COM         693388100          1970       162500           Sole                   Sole
RCM Global Government Fund   COM         74936A101          3621       399500           Sole                   Sole
TCW/DW Term 2003             COM         87234U108          1327       148500           Sole                   Sole
TCW/DW Term Trust 2000       COM         87234V106           155        16000           Sole                   Sole

TOTALS:                                                   171841      6340746